Share-based payments - Fair value of option grants relating to warrants (Details)	12 Months Ended
	Aug. 31, 2025 $ / shares shares	Aug. 31, 2025 CAD ($)	Aug. 31, 2024 CAD ($)	Aug. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Aug. 31, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Nov. 23, 2020 $ / shares
Share-based payments
Exercise price of warrants				$ 2.5	$ 15	$ 112.5	$ 1,417.5	$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 16,875
Share-based payments expense for warrant | $		$ 175,236	$ 0
November 23, 2020
Share-based payments
Exercise price of warrants	$ 16,875
Market price	$ 19,062
Expected volatility (%)		100.00%
Risk-free interest rate (%)		0.40%
Expected life (years)		5 years
Number of warrants outstanding | shares	113
Weighted average remaining contractual life (years)		2 months 23 days
December 21, 2023
Share-based payments
Exercise price of warrants	$ 1,417.5
Market price	$ 1,512
Expected volatility (%)		76.00%
Risk-free interest rate (%)		4.00%
Expected life (years)		5 years
Number of warrants outstanding | shares	103
Weighted average remaining contractual life (years)		3 years 3 months 21 days
September 16, 2024
Share-based payments
Exercise price of warrants	$ 112.5
Market price	$ 71.64
Expected volatility (%)		92.00%
Risk-free interest rate (%)		3.40%
Expected life (years)		5 years
Number of warrants outstanding | shares	1,896
Weighted average remaining contractual life (years)		4 years 18 days
January 14, 2025
Share-based payments
Exercise price of warrants	$ 15
Market price	$ 18.3
Expected volatility (%)		99.00%
Risk-free interest rate (%)		4.40%
Expected life (years)		5 years 6 months
Number of warrants outstanding | shares	23,357
Weighted average remaining contractual life (years)		4 years 10 months 17 days
August 15, 2025
Share-based payments
Exercise price of warrants	$ 2.5
Market price	$ 1.86
Expected volatility (%)		101.00%
Risk-free interest rate (%)		3.60%
Expected life (years)		5 years
Number of warrants outstanding | shares	175,000
Weighted average remaining contractual life (years)		4 years 11 months 15 days